Other Liabilities - Restructuring Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost And Reserve [Line Items]
Beginning balance	$ 51	$ 95	$ 77
Restructuring charges	44	84	184
Reserves utilized cash	(59)	(116)	(82)
Reserves utilized non-cash	(3)	(5)	(63)
Currency translation adjustments	(3)	(7)	(21)
Ending balance	30	51	95
Employee Severance [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	30	86	69
Restructuring charges	56	66	118
Reserves utilized cash	(55)	(112)	(74)
Reserves utilized non-cash		(5)	(13)
Currency translation adjustments	(8)	(5)	(14)
Ending balance	23	30	86
Facility Related Costs [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	5	6	1
Restructuring charges	(1)		32
Reserves utilized cash		(3)
Reserves utilized non-cash			(26)
Currency translation adjustments	3	2	(1)
Ending balance	7	5	6
Other Restructuring [Member]
Restructuring Cost And Reserve [Line Items]
Beginning balance	16	3	7
Restructuring charges	(11)	18	34
Reserves utilized cash	(4)	(1)	(8)
Reserves utilized non-cash	(3)		(24)
Currency translation adjustments	2	(4)	(6)
Ending balance	$ 0	$ 16	$ 3